Property, plant and equipment - Summary of Property, plant and equipment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	₨ 5,477	₨ 2,553	₨ 2,072
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	4.90%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	11.50%